Loss Per Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerators
Net loss		$ (6,454)	$ (5,886)	$ (6,120)
Less: Net income allocated to Series Angel and Series Pre-A preferred share
Adjusted net loss		$ (6,454)	$ (5,886)	$ (6,120)
Denominators
Weighted average number of ordinary shares outstanding-Basic (in Shares)	[1]	1,836,330	1,702,018	1,614,089
Weighted average number of ordinary shares outstanding-diluted (in Shares)	[1]	1,836,330	1,702,018	1,614,089
Loss per ordinary share-Basic (in Dollars per share)	[1]	$ (3.5146)	$ (3.4582)	$ (3.7916)
Loss per ordinary share-diluted (in Dollars per share)	[1]	$ (3.5146)	$ (3.4582)	$ (3.7916)

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.